SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC.	12 Months Ended
Mar. 31, 2019
Consolidated And Separate Financial Statements [Abstract]
Schedule I - Condensed Financial Information of Canada Goose Holdings Inc.
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF
CANADA GOOSE HOLDINGS INC.
(PARENT COMPANY)
All operating activities of the Company are conducted by its subsidiaries. Canada Goose Holdings Inc. is a holding company and does not have any material assets or conduct business operations other than investments its subsidiaries. The credit agreement of Canada Goose, Inc, a wholly owned subsidiary of Canada Goose Holdings Inc., contains provisions whereby Canada Goose Inc. has restrictions on the ability to pay dividends, loan funds and make other upstream distributions to Canada Goose Holdings Inc.
These condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements. Refer to the consolidated financial statements and notes presented above for additional information and disclosures with respect to these condensed financial statements.
Schedule I – Condensed Statements of Income
(in millions of Canadian dollars)

	March 31
	2019	2018	2017
	$	$	$
Equity in comprehensive income of subsidiary	147.6	97.5	14.5
Fee income from subsidiary	3.4	0.9	20.6
	151.0	98.4	35.1
Selling, general and administration expenses	7.7	5.2	11.5
Income before income taxes	143.3	93.2	23.6
Income tax (recovery) expense	(1.0)	(1.1)	2.6
Net income	144.3	94.3	21.0
Schedule I – Condensed Statements of Financial Position
(in millions of Canadian dollars)

	March 31
	2019	2018
Assets	$	$
Current assets
Cash	1.1	1.3
Other current assets	0.1	0.2
Total current assets	1.2	1.5
Note receivable from subsidiary	43.5	36.4
Investment in subsidiary	384.8	233.0
Deferred income taxes	2.1	1.0
Total assets	431.6	271.9
Liabilities and shareholders’ equity
Current liabilities
Accounts payable and accrued liabilities	0.2	0.9
Due to subsidiary	32.3	27.4
Total liabilities	32.5	28.3
Shareholders' equity
Share capital	112.6	106.1
Contributed surplus	9.2	4.5
Retained earnings	277.3	133.0
Total shareholders' equity	399.1	243.6
Total liabilities & shareholders' equity	431.6	271.9
Schedule I – Condensed Statements of Changes in Equity
(in millions of Canadian dollars)

	Share capital	Contributed surplus	Retained earnings	Total
	$	$	$	$
Balance, March 31, 2016	60.2	57.7	24.8	142.7
Redemption of common and preferred shares	(57.5)	(56.9)	(7.1)	(121.5)
Issuance of subordinate voting shares	100.5	—	—	100.5
Exercise of stock options	0.1	—	—	0.1
Net income	—	—	21.0	21.0
Share-based compensation	—	3.3	—	3.3
Balance, March 31, 2017	103.3	4.1	38.7	146.1
Exercise of stock options	2.8	(1.6)	—	1.2
Net income	—	—	94.3	94.3
Share-based compensation	—	2.0	—	2.0
Balance, March 31, 2018	106.1	4.5	133.0	243.6
Issuance of common shares in business combination	1.5	—	—	1.5
Exercise of stock options	5.0	(1.9)	—	3.1
Net income	—	—	144.3	144.3
Share-based compensation (including equity in contributed surplus of $2.8)	—	6.6	—	6.6
Balance, March 31, 2019	112.6	9.2	277.3	399.1
Schedule I – Condensed Statements of Cash Flows
(in millions of Canadian dollars)

	March 31
	2019	2018	2017
	$	$	$
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	144.3	94.3	21.0
Items not affecting cash:
Equity in undistributed earnings of subsidiary	(147.6)	(97.5)	(14.5)
Income tax (recovery) expense	(1.0)	(1.1)	2.6
Share-based compensation	3.8	2.0	5.9
	(0.5)	(2.3)	15.0
Changes in assets and liabilities	(1.3)	2.0	72.3
Interest received	—	—	5.7
Interest paid	—	—	(5.7)
Net cash (used in) from operating activities	(1.8)	(0.3)	87.3
CASH FLOWS FROM INVESTING ACTIVITIES
Shares of subsidiary redeemed	—	—	100.5
Dividend received	—	—	21.0
Investment in shares of subsidiary	(1.5)	—	(100.0)
Net cash (used in) from investing activities	(1.5)	—	21.5
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of common and preferred shares	—	—	(121.5)
Issuance of subordinate voting shares	—	—	98.3
Repayment of subordinated debt	—	—	(85.3)
Exercise of stock options	3.1	1.2	—
Net cash from (used in) financing activities	3.1	1.2	(108.5)
(Decrease) increase in cash	(0.2)	0.9	0.3
Cash, beginning of year	1.3	0.4	0.1
Cash, end of year	1.1	1.3	0.4
Schedule I – Notes to the Condensed Financial Statements
(in millions of Canadian dollars)

1.	BASIS OF PRESENTATION
Canada Goose Holdings Inc. (the “Parent Company”) is a holding company that conducts substantially all of its business operations through its subsidiary. The Parent Company (a British Columbia corporation) was incorporated on November 21, 2013.
The Parent Company has accounted for the earnings of its subsidiary under the equity method in these unconsolidated condensed financial statements.

2.	STATEMENT OF COMPLIANCE
The Parent Company prepared these unconsolidated financial statements in accordance with International Accounting Standards 27, "Separate Financial Statements", as issued by the International Accounting Standards Board.

3.	COMMITMENTS AND CONTINGENCIES
The Parent Company has no material commitments or contingencies during the reported periods.

4.	SHAREHOLDERS’ EQUITY
See the Annual Consolidated Financial Statements Note 17 in reference to the recapitalization and public share offering transactions during the year ended March 31, 2017.